Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Direxion Funds
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Class Name	Investor
Trading Symbol	DXKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$66	1.35%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 834,870
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$834,870
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-175.0%
Total (as % of net assets)	-175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.9%
US 10 Year T-Note, 4.375% 2034-05-15	8.8%
US 10 Year T-Note, 4.250% 2034-11-15	8.7%
US 10 Year T-Note, 4.250% 2035-05-15	8.7%
US 10 Year T-Note, 4.250% 2035-08-15	8.6%
US 10 Year T-Note, 4.000% 2035-11-15	8.5%
US 10 Year T-Note, 4.000% 2034-02-15	8.5%
US 10 Year T-Note, 4.500% 2033-11-15	8.5%
US 10 Year T-Note, 3.875% 2034-08-15	8.4%
US 10 Year T-Note, 3.875% 2033-08-15	7.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$68	1.35%
[2]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 4,407,416
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 47,867
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,407,416
Number of Holdings	5
Net Advisory Fee	$47,867
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	109.4%
Investment Companies	65.6%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.9%
US 10 Year T-Note, 4.375% 2034-05-15	8.8%
US 10 Year T-Note, 4.250% 2034-11-15	8.7%
US 10 Year T-Note, 4.250% 2035-05-15	8.7%
US 10 Year T-Note, 4.250% 2035-08-15	8.6%
US 10 Year T-Note, 4.000% 2035-11-15	8.5%
US 10 Year T-Note, 4.000% 2034-02-15	8.5%
US 10 Year T-Note, 4.500% 2033-11-15	8.5%
US 10 Year T-Note, 3.875% 2034-08-15	8.4%
US 10 Year T-Note, 3.875% 2033-08-15	7.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly High Yield Bull 1.2X Fund
Class Name	Investor
Trading Symbol	DXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly High Yield Bull 1.2X Fund	$68	1.35%
[3]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 4,286,752
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1394.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,286,752
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	1,394%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Investment Companies	79.9%
Total Return Swap Contracts	40.1%
Total (as % of net assets)	120.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Class Name	Investor
Trading Symbol	DXNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100 Bull 1.25X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$59	1.15%
[4]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 6,797,150
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,797,150
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	128%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	83.5%
Investment Companies	41.5%
Total (as % of net assets)	125.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	49.9%
Communication Services	15.7%
Consumer Discretionary	12.5%
Consumer Staples	8.6%
Health Care	5.2%
Industrials	4.3%
Utilities	1.6%
Materials	1.3%
Energy	0.6%
Financials	0.2%
Real Estate	0.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.4%
Apple, Inc.	7.6%
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.7%
Alphabet Inc. Class A	3.5%
Walmart, Inc.	3.4%
Alphabet Inc. Class C	3.3%
Broadcom, Inc.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ 100 Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ 100 Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$67	1.30%
[5]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 505,643,565
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 2,046,978
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$505,643,565
Number of Holdings	5
Net Advisory Fee	$2,046,978
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	109.3%
Investment Companies	65.7%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	49.9%
Communication Services	15.7%
Consumer Discretionary	12.5%
Consumer Staples	8.6%
Health Care	5.2%
Industrials	4.3%
Utilities	1.6%
Materials	1.3%
Energy	0.6%
Financials	0.2%
Real Estate	0.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.4%
Apple, Inc.	7.6%
Microsoft Corp.	5.7%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.7%
Alphabet Inc. Class A	3.5%
Walmart, Inc.	3.4%
Alphabet Inc. Class C	3.3%
Broadcom, Inc.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly S&P 500 Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly S&P 500 Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly S&P 500® Bull 1.75X Fund	$70	1.35%
[6]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 121,238,830
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 486,085
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,238,830
Number of Holdings	5
Net Advisory Fee	$486,085
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	125.2%
Investment Companies	49.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	32.4%
Financials	12.5%
Communication Services	10.5%
Consumer Discretionary	10.0%
Health Care	9.9%
Industrials	9.2%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.5%
Materials	2.1%
Real Estate	2.0%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.3%
Apple, Inc.	6.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.5%
Alphabet Inc. Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway Inc. Class B	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly Small Cap Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly Small Cap Bull 1.75X Fund	$73	1.35%
[7]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%
Net Assets	$ 9,227,193
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 15,213
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$9,227,193
Number of Holdings	5
Net Advisory Fee	$15,213
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure	(%)
Total Return Swap Contracts	122.2%
Investment Companies	52.8%
Total (as % of net assets)	175.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	18.8%
Health Care	17.4%
Financials	16.7%
Information Technology	14.3%
Consumer Discretionary	8.8%
Energy	5.9%
Real Estate	5.5%
Materials	5.0%
Utilities	3.0%
Communication Services	2.6%
Consumer Staples	2.0%

Top 10 Constituents of Index	(%)
Bloom Energy Corp.	1.1%
Fabrinet	0.6%
Coeur Mining, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Hecla Mining Co.	0.5%
EchoStar Corp.	0.5%
Nextpower, Inc.	0.5%
Kratos Defense and Security Solutions, Inc.	0.5%
IonQ, Inc.	0.4%
Sterling Infrastructure, Inc.	0.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Institutional Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	HCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$44	0.87%
[8]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 136,481,753
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 356,442
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$136,481,753
Number of Holdings	103
Net Advisory Fee	$356,442
Portfolio Turnover	30%
Annualized Distribution Rate*	4.16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(%)
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
Vanguard International High Dividend Yield ETF	5.2%
iShares MBS ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.4%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.6%
Goldman Sachs S&P 500 Premium Income ETF	3.2%
Janus Henderson AAA CLO ETF	3.0%
Vanguard Intermediate-Term Treasury ETF	2.5%
Alphabet, Inc.	2.5%

Security Type	(%)
Investment Companies	44.7%
Common Stocks	32.5%
Corporate Bonds	18.0%
U.S. Treasury Securities	2.1%
Cash & Other	2.7%

Market Exposure	(%)
Equity	51.5%
Fixed Income	45.8%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Investor Class
Trading Symbol	HCYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$57	1.12%
[9]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 136,481,753
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 356,442
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$136,481,753
Number of Holdings	103
Net Advisory Fee	$356,442
Portfolio Turnover	30%
Annualized Distribution Rate*	3.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(%)
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
Vanguard International High Dividend Yield ETF	5.2%
iShares MBS ETF	4.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.4%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.6%
Goldman Sachs S&P 500 Premium Income ETF	3.2%
Janus Henderson AAA CLO ETF	3.0%
Vanguard Intermediate-Term Treasury ETF	2.5%
Alphabet, Inc.	2.5%

Security Type	(%)
Investment Companies	44.7%
Common Stocks	32.5%
Corporate Bonds	18.0%
U.S. Treasury Securities	2.1%
Cash & Other	2.7%

Market Exposure	(%)
Equity	51.5%
Fixed Income	45.8%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
*	Percentage shown is annualized.

[2]
*	Percentage shown is annualized.

[3]
*	Percentage shown is annualized.

[4]
*	Percentage shown is annualized.

[5]
*	Percentage shown is annualized.

[6]
*	Percentage shown is annualized.

[7]
*	Percentage shown is annualized.

[8]
*	Percentage shown is annualized.

[9]
*	Percentage shown is annualized.